Income Tax (Narrative) (Details)		1 Months Ended	12 Months Ended
	Jan. 04, 2016	Dec. 22, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Corporate tax rate			24.00%	25.00%	26.50%
Change in tax rate	reduced by 1.5% to a rate of 25% as from January 1, 2016.	On December 22, 2016 the Israeli Parliament passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) - 2016, by which, inter alia, the corporate tax rate was reduced from 25% to 23% in two steps. The first step to a rate of 24% as from January 2017 and the second step to a rate of 23% as from January 2018.
Deferred tax rate			23.00%